OPERATIONS OF TRAUMA HEALING CENTERS - Disclosure of Cash flows generated by THCI for reporting periods (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Oct. 16, 2018	Aug. 31, 2019
Operations Of Trauma Healing Centers [Line Items]
Operating activities		$ (35)
Trauma Healing Centers [Member]
Operations Of Trauma Healing Centers [Line Items]
Operating activities	$ (35)
Investing activities	0
Cash used by discounted operations	$ (35)